FEDERATED MANAGED ALLOCATION PORTFOLIOS

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                February 2, 2005


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549


     RE: FEDERATED MANAGED ALLOCATION PORTFOLIOS (the "Trust")
            Federated Conservative Allocation Fund
                  Institutional Shares
                  Select Shares
            Federated Growth Allocation Fund
                  Institutional Shares
                  Select Shares
            Federated Moderate Allocation Fund
                  Institutional Shares
                  Select Shares
           1933 Act File No. 33-51247
           1940 Act File No. 811-7129


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2005, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under 485(b) as Post-Effective amendment No. 19 on January 31, 2005.

     If you have any questions regarding this certification, please contact me at (412) 288-8239.

                                                Very truly yours,



                                                /s/ Todd P. Zerega
                                                Todd P. Zerega
                                                Assistant Secretary